Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from operating activities:
Net income	$ 10,837,307	$ 11,591,041	$ 6,177,704
Adjustments reconcile net income to net cash provided by (used in) operating activities:
Depreciation	543,658	408,233	541,265
Amortization	26,973	62,149	22,196
Net loss from disposal of property, plant and equipment		102,319	25,023
Written-off Tai He deposit			4,755,536
Provision for credit loss	1,109,347	1,933,661
Deferred tax benefit	(642,635)	(370,475)
Currency exchange loss (gain)	(380,254)	153,440	(273,432)
Interest expense on long-term receivable	1,259,084
Gain from equity method investments	(94,183)	(4,832)
Gain from disposal of equity interest in a subsidiary	(21,360)
Loss from disposal of property, plant and equipment	111
Change in fair value in convertible debt	678,297
Accrual of contingent liability	1,348,027
Amortization of operating lease right-of-use assets	404	611
Changes in operating assets and liabilities:
Bank acceptance receivables	1,326,316	1,026,148	(4,284,515)
Accounts receivable	(4,253,900)	(13,558,315)	(7,121,889)
Accounts receivable-related party	(287,364)	(457,585)
Inventories	165,759	(528,635)	35,027
Prepayments and other assets	1,304,710	1,760,865	(4,932,145)
Due from related parties		(21,184)
Accounts payable	932,491	185,902	(3,371,275)
Taxes payable	188,426	(16,893)	(812,412)
Accrued expenses and other current liabilities	596,218	9,911	75,879
Operating leases liabilities	(627)	(611)
Net cash provided by (used in) operating activities	14,636,805	2,275,750	(9,163,038)
Cash flows from investing activities:
Purchases of property, plant and equipment	(133,550)	(1,182,699)	(2,698,729)
Additions to intangible assets		(3,503,883)
Long term investment	(4,864,016)		(5,944,709)
Proceeds from disposal of long-term investment	567,115	353,062
Proceeds from disposal of property, plant and equipment		348,321	23,146
Collection of long-term deposits for buildings	1,389,719	706,125
Cash in disposed subsidiary	(89,719)
Advance to related parties	(17,290,577)
Deposits to a related party		(9,179,624)
Net cash used in investing activities	(20,421,028)	(12,458,698)	(8,620,292)
Cash flows from financing activities:
Proceeds from convertible debt	5,580,000
Proceeds from short-term bank borrowings	10,561,863	6,637,574	7,579,135
Share repurchase	(200,000)
Proceeds from long-term bank loans			743,052
Capital contributed by non-controlling shareholders			635,310
Proceeds from initial public offering			34,529,644
Repayments of short-term bank borrowings	(9,728,032)	(5,931,449)	(6,241,641)
Net cash provided by financing activities	6,213,831	706,125	37,245,500
Effect of foreign exchange rate changes	(67,534)	(332,999)	(874,746)
Net increase (decrease) in cash	362,074	(9,809,822)	18,587,424
Cash, beginning of year	16,926,878	26,736,700	8,149,276
Cash, end of year	17,288,952	16,926,878	26,736,700
Reconciliation to amount on consolidated balance sheets:
Cash	15,960,057	15,560,662	26,736,700
Restricted cash	1,328,895	1,366,216
Total cash and restricted cash	17,288,952	16,926,878	26,736,700
Cash paid for:
Interest	247,615	250,781	194,667
Income taxes	3,657,394	3,583,143	5,703,288
Non-cash transactions
Deposits to a related party reclassified to investments	9,033,173
Shareholder contribution through deferred cost			1,277,152
Operating lease right-of-use asset obtained in exchange of operating lease liabilities		$ 7,697